SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 4,343	$ 3,604
Prepaid expenses	8,650	6,404
Deferred charges	4,800	4,090
Advance payments to suppliers	2,409	2,418
Other	2,542	2,767
Other current assets	$ 22,744	$ 19,283